Securities Available for Sale - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Loan	Dec. 31, 2013 USD ($) Loan
Available For Sale Securities [Abstract]
Realized gain (loss) on available-for-sale securities	$ 0	$ 0	$ 0	$ 0
Number of debt securities | Loan			51	39
Aggregate Depreciation Percentage			0.70%	2.47%
Reported Value Measurement | Collateralized Fhlb Advances
Available For Sale Securities [Abstract]
Available-for-sale Securities Pledged as Collateral			$ 11,739,000	$ 9,142,000
Reported Value Measurement | Federal Reserve Bank Line Of Credit
Available For Sale Securities [Abstract]
Available-for-sale Securities Pledged as Collateral			$ 17,837,000	$ 18,277,000